Taxes - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,402,044	$ 255,932
Consumption tax payable and others	60,692	93,739
Total taxes payable	$ 1,462,736	$ 349,671